Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended		9 Months Ended
	Feb. 13, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Mar. 01, 2013	Aug. 22, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Repayments of Debt	$ 292,000,000
Mark-to-market adjustment for CVRs (Note 1)		$ 14,600,000	$ 18,500,000	$ (7,290,000)	$ 51,294,000
Acquisitions Prior to 2012 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value		200,000		200,000
WG Healthcare [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value		1,600,000		1,600,000
SSP - Distribution Business [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value		1,500,000		1,500,000
BioMimetics [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value							$ 6.50
2020convertibledebt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	$ 632,500,000
Stated percentage rate	2.00%
2020convertibledebt [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross	$ 632,500,000
Convertible senior notes		605,400,000		605,400,000
2017convertibledebt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross		60,000,000		60,000,000		$ 300,000,000		$ 300,000,000
Repayments of Debt				240,000,000
Stated percentage rate								2.00%
2017convertibledebt [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, gross		60,000,000		60,000,000
Convertible senior notes		63,600,000		$ 63,600,000
BMTI Payment of Conditional Value Rights [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Price per share of contingent consideration				$ 3.50
Mark-to-market adjustment for CVRs (Note 1)				$ 98,100,000
Contingent Consideration [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value		3,303,000		3,303,000		1,705,000
Contingent Consideration [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value		0		0		0
Contingent Consideration [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value		0		0		0
Contingent Consideration [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value		3,303,000		3,303,000		1,705,000
ContingentValueRights [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value		28,590,000		28,590,000		133,981,000
ContingentValueRights [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value		28,590,000		28,590,000		133,981,000
ContingentValueRights [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value		0		0		0
ContingentValueRights [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Contingent Consideration Fair Value		$ 0		$ 0		$ 0